Other Income-Net (Schedule Of Other Income-Net From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income - Net [Abstract]
Market value gains related to deferred compensation trusts	$ 3,118	$ 4,982	$ 3,499
Loss on disposal of property and equipment	(640)	(320)	(347)
Interest income/ (expense)	(29)	847	809
Other - net	72	(39)	162
Total other income	$ 2,521	$ 5,470	$ 4,123